Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of non-current assets
Impairment loss	$ (287,999)	$ (33,351)	$ (633,156)
Exploration and Production
Impairment of non-current assets
Impairment loss	(890,248)	438,020	(192,693)
Refining and Petrochemicals
Impairment of non-current assets
Impairment loss	1,096,021	(305,466)	(781,528)
Transportation and Logistics
Impairment of non-current assets
Impairment loss	(406,229)	(165,901)	341,065
Electric power transmission and toll roads concessions
Impairment of non-current assets
Impairment loss	(87,543)	(4)
Property, plant, and equipment | Financial statement segment
Impairment of non-current assets
Impairment loss	399,218	(281,132)	(384,638)
Natural resources | Financial statement segment
Impairment of non-current assets
Impairment loss	(623,074)	364,127	(217,709)
Investment in joint ventures and associates | Financial statement segment
Impairment of non-current assets
Impairment loss	(2,092)	(84,502)	(66,512)
Right of use assets | Financial statement segment
Impairment of non-current assets
Impairment loss	(10,785)	(31,783)	35,874
Other non-current assets | Financial statement segment
Impairment of non-current assets
Impairment loss	$ (51,266)	$ (61)	$ (171)